DERIVATIVE FINANCIAL INSTRUMENTS (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
S D G E Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	25	[1]	35	[1]
Commodity derivative volumes, congestion revenue rights (in millions of megawatt hours)	30	[2]	19	[2]
Sempra Mexico Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	1	[1]	1	[1]
Sempra Natural Gas Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	36	[1]	20	[1]
Commodity derivative volumes, electric power (in millions of megawatt hours)	1	[2]	5	[2]

[1]	Million British thermal units
[2]	Megawatt hours